Employee Benefit Plans (Schedule Of Asset Allocation and Fair Value Of Plan Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	100.00%	100.00%
Total assets	$ 7,110	$ 6,702
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	1,537	1,483
Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	5,318	4,936
Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	$ 255	$ 283
Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	6.40%	6.10%
Cash (Including Foreign Currencies) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	$ 70	$ 11
Cash (Including Foreign Currencies) [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	70	11
Short-term Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	19	33
Short-term Investment Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	$ 19	$ 33
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	50.20%	47.90%
Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	$ 1,401	$ 1,430
Common Stock [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	1,401	1,430
Depository Receipts [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	35	42
Depository Receipts [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	35	42
Commingled Pension Trust Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	2,203	1,680
Commingled Pension Trust Fund [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	2,203	$ 1,680
Preferred Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	31
Preferred Stock [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	$ 31
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	40.20%	42.60%
Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	$ 296	$ 307
Corporate Bonds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	296	307
Government Issue [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	992	1,112
Government Issue [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	992	1,112
Mortgage Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	6	4
Mortgage Backed Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	6	4
Collateralized Mortgage Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	56	68
Collateralized Mortgage Obligations [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	56	68
Commingled Pension Trust Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	1,746	1,732
Commingled Pension Trust Fund [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	$ 1,746	$ 1,732
Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	3.20%	3.40%
Total assets	$ 255	$ 283
Other Investments [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	$ 255	$ 283